INVESTMENTS - Investment in equity instruments designated as at fair value through other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Non-current investments in equity instruments designated at fair value through other comprehensive income at start of the period	$ 2,020
Non-current investments in equity instruments designated at fair value through other comprehensive income at end of period	$ 0	$ 2,020
Orchard Therapeutics Plc.
Disclosure of associates [line items]
Proportion of ownership interest in associates	0.00%	0.54%	1.00%
Non-current investments in equity instruments designated at fair value through other comprehensive income at start of the period	$ 2,020	$ 403	$ 1,449
Fair value adjustments through OCI (pre-tax)	106	1,573	(950)
Disposal of investment designated as at FVOCI	(2,098)	0	0
Currency translation	(28)	44	(96)
Non-current investments in equity instruments designated at fair value through other comprehensive income at end of period	$ 0	$ 2,020	$ 403